Supplemental condensed consolidating financial information (Details) (USD $) In Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Statement of income [Abstract]
Sales and other income	$ 1,435	$ 1,111
Product sales	1,422	1,095
Interest, dividends and other	13	16
Costs and expenses	1,077	879
Production costs	708	600
Exploration costs	57	40
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	68	40
Royalties paid	40	25
Market development costs	3	3
Depreciation, depletion and amortization	192	175
Impairment of assets (see note D)	1	9
Interest expense	44	28
Accretion expense	7	5
Employment severance costs	4	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	12
Non-hedge derivative gain and movement on bonds (see note G)	(41)	(61)
Income/(loss) before income tax provision	358	232
Taxation expense (see note H)	(124)	(76)
Equity income in associates	9	25
Equity income/(loss) in subsidiaries	0	0
Net income/(loss) from continuing operations	243	181
Preferred Stock Dividends	0	0
Net income/(loss)	243	181
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income/(loss) - attributable to AngloGold Ashanti	237	169
ASSETS
Current Assets	2,004		1,997
Cash and cash equivalents	619	733	575	1,100
Restricted cash	18		10
Receivables, inter-group balances and other current assets	1,367		1,412
Property, plant and equipment, net	5,896		5,926
Acquired properties, net	825		836
Goodwill	182		180
Other intangibles, net	17		17
Other long-term inventory (see note C)	25		27
Materials on the leach pad	350		331
Other long-term assets and deferred taxation assets	1,084		1,074
Total assets	10,383		10,388
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	925		1,004
Other non-current liabilities	68		69
Long Term Debt	2,531		2,602
Derivatives	162		176
Deferred taxation liabilities	1,198		1,200
Provision for environmental rehabilitation	529		530
Other accrued liabilities	44		38
Provision for pension and other post-retirement medical benefits	176		180
Commitments and contingencies
Equity	4,750	3,633	4,589	3,445
Stock issued	13		13
Additional paid in capital	8,685		8,670
Accumulated (deficit)/profit	(3,675)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(401)		(348)
Total AngloGold Ashanti stockholders' equity	4,622		4,466
Noncontrolling interests	128		123
Total liabilities and equity	10,383		10,388
Parent Company [Member]
Statement of income [Abstract]
Sales and other income	591	429
Product sales	560	410
Interest, dividends and other	31	19
Costs and expenses	412	347
Production costs	251	233
Exploration costs	4	2
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	56	27
Royalties paid	14	1
Market development costs	1	1
Depreciation, depletion and amortization	94	89
Impairment of assets (see note D)	1	0
Interest expense	2	1
Accretion expense	3	2
Employment severance costs	3	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	6
Non-hedge derivative gain and movement on bonds (see note G)	0	(17)
Income/(loss) before income tax provision	179	82
Taxation expense (see note H)	(59)	(15)
Equity income in associates	7	25
Equity income/(loss) in subsidiaries	123	86
Net income/(loss) from continuing operations	250	178
Preferred Stock Dividends	(13)	(9)
Net income/(loss)	237	169
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	237	169
ASSETS
Current Assets	1,064		1,169
Cash and cash equivalents	181	111	152	231
Restricted cash	1		1
Receivables, inter-group balances and other current assets	882		1,016
Property, plant and equipment, net	2,136		2,197
Acquired properties, net	208		217
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory (see note C)	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,480		3,328
Total assets	6,888		6,911
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,139		1,293
Other non-current liabilities	52		52
Long Term Debt	38		39
Derivatives	0		0
Deferred taxation liabilities	702		720
Provision for environmental rehabilitation	174		176
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	161		165
Equity	4,622		4,466
Stock issued	13		13
Additional paid in capital	8,685		8,670
Accumulated (deficit)/profit	(3,675)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(401)		(348)
Total AngloGold Ashanti stockholders' equity	4,622		4,466
Noncontrolling interests	0		0
Total liabilities and equity	6,888		6,911
Iomco [Member]
Statement of income [Abstract]
Sales and other income	0	(1)
Product sales	0	0
Interest, dividends and other	0	(1)
Costs and expenses	30	14
Production costs	0	0
Exploration costs	4	1
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	9	0
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Interest expense	17	10
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	0	3
Non-hedge derivative gain and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(30)	(15)
Taxation expense (see note H)	0	0
Equity income in associates	2	0
Equity income/(loss) in subsidiaries	111	54
Net income/(loss) from continuing operations	83	39
Preferred Stock Dividends	0	0
Net income/(loss)	83	39
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	83	39
ASSETS
Current Assets	2,267		2,265
Cash and cash equivalents	156	265	114	578
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,111		2,151
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory (see note C)	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	856		736
Total assets	3,123		3,001
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,617		1,587
Other non-current liabilities	0		0
Long Term Debt	994		1,044
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Equity	512		370
Stock issued	4,627		4,587
Additional paid in capital	363		363
Accumulated (deficit)/profit	(4,478)		(4,580)
Accumulated Other Comprehensive Income And Reserves	0		0
Total AngloGold Ashanti stockholders' equity	512		370
Noncontrolling interests	0		0
Total liabilities and equity	3,123		3,001
Non Guarantor Subsidiaries [Member]
Statement of income [Abstract]
Sales and other income	884	700
Product sales	862	685
Interest, dividends and other	22	15
Costs and expenses	627	518
Production costs	457	367
Exploration costs	49	37
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	6	10
Royalties paid	26	24
Market development costs	2	2
Depreciation, depletion and amortization	98	86
Impairment of assets (see note D)	0	9
Interest expense	25	17
Accretion expense	4	3
Employment severance costs	1	1
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	0	6
Non-hedge derivative gain and movement on bonds (see note G)	(41)	(44)
Income/(loss) before income tax provision	257	182
Taxation expense (see note H)	(65)	(61)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Net income/(loss) from continuing operations	192	121
Preferred Stock Dividends	(13)	(9)
Net income/(loss)	179	112
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income/(loss) - attributable to AngloGold Ashanti	173	100
ASSETS
Current Assets	3,338		3,869
Cash and cash equivalents	282	357	309	291
Restricted cash	17		9
Receivables, inter-group balances and other current assets	3,039		3,551
Property, plant and equipment, net	3,760		3,729
Acquired properties, net	617		619
Goodwill	199		197
Other intangibles, net	17		17
Other long-term inventory (see note C)	25		27
Materials on the leach pad	350		331
Other long-term assets and deferred taxation assets	909		914
Total assets	9,215		9,703
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	5,481		6,116
Other non-current liabilities	67		71
Long Term Debt	1,499		1,519
Derivatives	162		176
Deferred taxation liabilities	489		471
Provision for environmental rehabilitation	355		354
Other accrued liabilities	44		38
Provision for pension and other post-retirement medical benefits	15		15
Equity	1,103		943
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(4,223)		(4,350)
Accumulated Other Comprehensive Income And Reserves	4,083		4,055
Total AngloGold Ashanti stockholders' equity	976		821
Noncontrolling interests	127		122
Total liabilities and equity	9,215		9,703
Consolidation Eliminations [Member]
Statement of income [Abstract]
Sales and other income	(40)	(17)
Product sales	0	0
Interest, dividends and other	(40)	(17)
Costs and expenses	8	0
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(3)	3
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	11	(3)
Non-hedge derivative gain and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(48)	(17)
Taxation expense (see note H)	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(234)	(140)
Net income/(loss) from continuing operations	(282)	(157)
Preferred Stock Dividends	26	18
Net income/(loss)	(256)	(139)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(256)	(139)
ASSETS
Current Assets	(4,665)		(5,306)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,665)		(5,306)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(17)		(17)
Other intangibles, net	0		0
Other long-term inventory (see note C)	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(4,161)		(3,904)
Total assets	(8,843)		(9,227)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(7,312)		(7,992)
Other non-current liabilities	(51)		(54)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	7		9
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Equity	(1,487)		(1,190)
Stock issued	(5,524)		(5,484)
Additional paid in capital	(582)		(582)
Accumulated (deficit)/profit	8,701		8,930
Accumulated Other Comprehensive Income And Reserves	(4,083)		(4,055)
Total AngloGold Ashanti stockholders' equity	(1,488)		(1,191)
Noncontrolling interests	1		1
Total liabilities and equity	$ (8,843)		$ (9,227)